Total Capital and Net Income Per Unit - Additional Information (Detail) - $ / shares		12 Months Ended
	Jun. 29, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Limited Partners' Capital Account [Line Items]
Percentage of limited partner units outstanding held by public		72.50%
General partner's interest (as a percent)		2.00%
Number of days within which to receive distributed available cash		45 days
Minimum percentage of outstanding units to be held for general partner removal		66.66%
Exceeded cash distributions per unit, less than		$ 0.44	$ 2.1752	$ 2.1536
Common Units [Member]
Limited Partners' Capital Account [Line Items]
Exceeded cash distributions per unit, less than		$ 0.35
Series D Preferred Stock [Member]
Limited Partners' Capital Account [Line Items]
Percent of Units Owned		74.00%
Preferred units dividend rate	10.50%	10.50%
Teekay Corporation [Member] | Series D Preferred Stock [Member]
Limited Partners' Capital Account [Line Items]
Percent of Units Owned		26.00%